Changes in Accumulated Other Comprehensive Income Before Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S.
Defined Benefit Plan Disclosure [Line Items]
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$ 132.7	$ 105.6
Net actuarial loss (gain)	(81.0)	34.6
Amortization of prior service costs	1.0	1.0
Amortization of actuarial loss	(10.0)	(8.5)
Total retirement benefit recognized in accumulated other comprehensive income at end of year	42.7	132.7
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	35.6	23.5
Net actuarial loss (gain)	(1.0)	13.5
Prior service cost (credit)	0.5	0.1
Amortization of prior service costs	(0.2)	(0.1)
Amortization of actuarial loss	(2.7)	(2.3)
Translation difference	(0.1)	0.9
Total retirement benefit recognized in accumulated other comprehensive income at end of year	$ 32.1	$ 35.6